BORROWED FUNDS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Securities Sold under Agreements to Repurchase	$ 24,177	$ 22,834
US Government Agencies [Member]
Securities Sold under Agreements to Repurchase	$ 24,177	$ 22,834
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities Sold under Agreements to Repurchase
States and Political Subdivisions [Member]
Securities Sold under Agreements to Repurchase
Corporate Bonds [Member]
Securities Sold under Agreements to Repurchase